Income Taxes - Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate (Details)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Reconciles the Statutory Rate to the Company’s Effective Tax Rate [Abstract]
China Statutory income tax rate	25.00%	25.00%
Permanent difference	(231.70%)	0.21%
Effect of different tax jurisdiction	739.10%	2.33%
Effect of favorable tax rates on small-scale and low-profit entities	48.20%	4.52%
Valuation allowance	(568.60%)	(26.87%)
Effective tax rate	12.00%	5.19%